CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues	¥ 2,031,806	$ 278,356	¥ 2,071,772	¥ 2,185,266
Cost of revenues	(1,474,948)	(202,067)	(1,486,397)	(1,468,921)
Gross profit	556,858	76,289	585,375	716,345
Operating expenses:
Selling and marketing expenses	(307,281)	(42,097)	(237,646)	(259,618)
General and administrative expenses	(106,587)	(14,602)	(193,907)	(106,727)
Research and development expenses	(232,693)	(31,879)	(301,490)	(283,349)
Total operating expenses	(646,561)	(88,578)	(733,043)	(649,694)
Operating income/(loss)	(89,703)	(12,289)	(147,668)	66,651
Other income/(loss):
Interest expenses	(416)	(57)	(1,563)	(2,474)
Foreign exchange losses	(4,209)	(577)	(1,488)	(1,052)
Interest income and investment income	10,042	1,376	10,820	7,282
Government grants	2,148	294	9,395	14,360
Others, net	4,423	606	(3,577)	1,944
Income/(loss) before income taxes	(77,715)	(10,647)	(134,081)	86,711
Income tax expenses	(3,261)	(447)	(434)	(207)
Net income/(loss)	(80,976)	(11,094)	(134,515)	86,504
Net loss attributable to the non-controlling interests shareholders	(11,396)	(1,561)	(7,864)	(13)
Net income/(loss) attributable to the Sound Group Inc.'s ordinary shareholders	(69,580)	(9,533)	(126,651)	86,517
Net income/(loss)	(80,976)	(11,094)	(134,515)	86,504
Other comprehensive income:
Foreign currency translation adjustments	11,754	1,610	3,277	24,314
Total other comprehensive income	11,754	1,610	3,277	24,314
Total comprehensive income/(loss)	(69,222)	(9,484)	(131,238)	110,818
Comprehensive loss attributable to the non-controlling interests shareholders	11,522	1,579	7,953	13
Comprehensive income/(loss) attributable to the Sound Group Inc.'s ordinary shareholders	¥ (57,700)	$ (7,905)	¥ (123,285)	¥ 110,831
Net income/(loss) attributable to the Sound Group Inc.'s ordinary shareholders per share
Basic | (per share)	¥ (0.07)	$ (0.01)	¥ (0.12)	¥ 0.08
Diluted | (per share)	¥ (0.07)	$ (0.01)	¥ (0.12)	¥ 0.08
Weighted average number of ordinary shares
Basic	1,026,725,421	1,026,725,421	1,078,969,851	1,036,485,949
Diluted	1,026,725,421	1,026,725,421	1,078,969,851	1,038,617,910
American Depositary Shares
Net income/(loss) attributable to the Sound Group Inc.'s ordinary shareholders per share
Basic | (per share)	¥ (13.55)	$ (1.86)	¥ (23.48)	¥ 16.69
Diluted | (per share)	¥ (13.55)	$ (1.86)	¥ (23.48)	¥ 16.66
Weighted average number of ordinary shares
Basic	5,133,627	5,133,627	5,394,849	5,182,430
Diluted	5,133,627	5,133,627	5,394,849	5,193,090